Schedule of Other Receivables (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Other Receivables
Others	$ 92,942	$ 95,935
Impairment	(59,197)	(61,120)
Total	$ 33,745	$ 34,815